Quarterly Holdings Report
for
Fidelity® SAI International Low Volatility Index Fund
January 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV2-NPRT1-0426
1.9866140.110
Common Stocks - 98.9%
	Shares	Value ($)
AUSTRALIA - 3.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telstra Group Ltd	2,465,944	8,379,741
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Lottery Corp/The	10,163,388	36,447,968
Financials - 2.0%
Capital Markets - 0.5%
ASX Ltd	887,202	35,387,762
Insurance - 1.5%
Insurance Australia Group Ltd	10,800,523	57,159,176
Medibank Pvt Ltd	12,575,424	40,456,862
		97,616,038
TOTAL FINANCIALS		133,003,800
Health Care - 0.5%
Biotechnology - 0.5%
CSL Ltd	302,539	38,122,890
Industrials - 0.8%
Professional Services - 0.8%
Computershare Ltd	2,482,569	56,546,985
TOTAL AUSTRALIA		272,501,384
CHINA - 1.2%
Financials - 1.2%
Banks - 1.2%
BOC Hong Kong Holdings Ltd	16,415,000	86,654,626
DENMARK - 1.7%
Financials - 0.9%
Banks - 0.4%
Ringkjoebing Landbobank A/S	116,499	29,400,495
Insurance - 0.5%
Tryg A/S	1,463,486	35,563,057
TOTAL FINANCIALS		64,963,552
Health Care - 0.8%
Pharmaceuticals - 0.8%
Novo Nordisk A/S Series B	881,308	52,331,404
TOTAL DENMARK		117,294,956
FINLAND - 2.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Elisa Oyj A Shares	370,969	16,340,296
Financials - 1.8%
Insurance - 1.8%
Mandatum Holding Oy	1,904,684	15,533,094
Sampo Oyj A Shares	9,233,019	102,969,545
TOTAL FINANCIALS		118,502,639
Industrials - 0.0%
Machinery - 0.0%
Kone Oyj B Shares	16,396	1,178,149
Materials - 0.6%
Containers & Packaging - 0.2%
Huhtamaki Oyj	427,723	15,017,383
Paper & Forest Products - 0.4%
UPM-Kymmene Oyj	1,022,397	28,206,031
TOTAL MATERIALS		43,223,414
TOTAL FINLAND		179,244,498
FRANCE - 3.9%
Communication Services - 1.8%
Diversified Telecommunication Services - 1.8%
Orange SA	6,538,495	121,550,887
Consumer Staples - 0.0%
Food Products - 0.0%
Danone SA	83,844	6,570,012
Health Care - 0.4%
Pharmaceuticals - 0.4%
Ipsen SA	176,050	28,714,487
Materials - 1.7%
Chemicals - 1.7%
Air Liquide SA	617,995	115,727,254
TOTAL FRANCE		272,562,640
GERMANY - 4.1%
Consumer Staples - 0.7%
Personal Care Products - 0.7%
Beiersdorf AG	419,017	49,980,095
Financials - 2.7%
Capital Markets - 1.6%
Deutsche Boerse AG	411,615	104,231,366
Insurance - 1.1%
Hannover Rueck SE	275,329	77,935,062
TOTAL FINANCIALS		182,166,428
Materials - 0.7%
Chemicals - 0.7%
Symrise AG	606,301	51,042,725
TOTAL GERMANY		283,189,248
HONG KONG - 4.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
PCCW Ltd	20,150,000	15,037,506
Industrials - 0.5%
Ground Transportation - 0.5%
MTR Corp Ltd	7,391,083	32,716,382
Real Estate - 0.9%
Real Estate Management & Development - 0.9%
Hongkong Land Holdings Ltd (Singapore)	4,577,500	38,862,975
Sino Land Co Ltd	16,712,457	25,201,001
TOTAL REAL ESTATE		64,063,976
Utilities - 2.4%
Electric Utilities - 1.7%
CLP Holdings Ltd	7,267,500	68,794,771
Power Assets Holdings Ltd	6,227,500	48,347,804
		117,142,575
Gas Utilities - 0.7%
Hong Kong & China Gas Co Ltd	49,417,015	46,620,422
TOTAL UTILITIES		163,762,997
TOTAL HONG KONG		275,580,861
INDONESIA - 1.0%
Industrials - 1.0%
Industrial Conglomerates - 1.0%
Jardine Matheson Holdings Ltd (Singapore)	943,076	68,627,641
ISRAEL - 1.6%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Bezeq The Israeli Telecommunication Corp Ltd	10,632,945	27,384,640
Industrials - 1.3%
Aerospace & Defense - 1.3%
Elbit Systems Ltd	122,741	87,037,155
TOTAL ISRAEL		114,421,795
ITALY - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Recordati Industria Chimica e Farmaceutica SpA	488,186	26,815,627
JAPAN - 31.0%
Communication Services - 3.9%
Diversified Telecommunication Services - 1.0%
NTT Inc	73,908,700	74,269,376
Wireless Telecommunication Services - 2.9%
KDDI Corp	5,977,300	100,920,590
SoftBank Corp	72,783,200	98,931,227
		199,851,817
TOTAL COMMUNICATION SERVICES		274,121,193
Consumer Discretionary - 4.3%
Automobile Components - 1.3%
Bridgestone Corp (b)	3,870,800	87,148,188
Automobiles - 1.6%
Toyota Motor Corp	4,868,800	110,353,821
Broadline Retail - 0.4%
Pan Pacific International Holdings Corp	4,592,000	27,187,128
Hotels, Restaurants & Leisure - 0.6%
McDonald's Holdings Co Japan Ltd (b)	394,600	17,108,852
Skylark Holdings Co Ltd	1,038,800	21,137,124
		38,245,976
Household Durables - 0.3%
Haseko Corp	933,800	19,097,163
Specialty Retail - 0.1%
Shimamura Co Ltd	219,100	14,688,308
TOTAL CONSUMER DISCRETIONARY		296,720,584
Consumer Staples - 0.4%
Beverages - 0.2%
Suntory Beverage & Food Ltd	417,900	13,158,610
Food Products - 0.2%
Nisshin Seifun Group Inc	1,141,400	14,485,071
TOTAL CONSUMER STAPLES		27,643,681
Financials - 7.2%
Banks - 4.0%
Gunma Bank Ltd/The	1,702,000	21,329,988
Hachijuni Nagano Bank Ltd	2,074,300	25,801,418
Hirogin Holdings Inc	1,394,300	15,739,481
Japan Post Bank Co Ltd	8,164,000	144,542,259
Kyoto Financial Group Inc	1,376,100	33,139,860
Mebuki Financial Group Inc	4,507,200	33,885,547
		274,438,553
Consumer Finance - 0.2%
Marui Group Co Ltd	838,600	16,397,025
Insurance - 3.0%
Japan Post Holdings Co Ltd	7,873,600	94,349,904
Tokio Marine Holdings Inc	3,101,800	115,611,993
		209,961,897
TOTAL FINANCIALS		500,797,475
Health Care - 1.3%
Health Care Providers & Services - 0.2%
Medipal Holdings Corp	940,900	17,017,182
Pharmaceuticals - 1.1%
Astellas Pharma Inc	5,368,500	74,675,281
TOTAL HEALTH CARE		91,692,463
Industrials - 5.0%
Air Freight & Logistics - 0.2%
Yamato Holdings Co Ltd	1,316,900	17,193,050
Building Products - 0.5%
Agc Inc	992,700	36,555,940
Commercial Services & Supplies - 1.0%
Secom Co Ltd	1,874,940	68,685,802
Construction & Engineering - 0.3%
Kinden Corp	529,500	23,395,716
Ground Transportation - 2.3%
Hankyu Hanshin Holdings Inc	1,097,540	30,608,572
Kintetsu Group Holdings Co Ltd	870,600	18,040,929
Kyushu Railway Co	718,300	18,314,886
Tobu Railway Co Ltd	918,800	16,190,021
Tokyu Corp	2,596,500	29,285,285
West Japan Railway Co	1,966,900	40,148,858
		152,588,551
Industrial Conglomerates - 0.3%
Sekisui Chemical Co Ltd	1,218,800	21,523,523
Machinery - 0.4%
NGK Insulators Ltd	1,142,700	27,238,436
TOTAL INDUSTRIALS		347,181,018
Information Technology - 3.0%
Electronic Equipment, Instruments & Components - 1.6%
Hirose Electric Co Ltd	140,200	15,024,664
Kyocera Corp	6,414,100	95,656,131
		110,680,795
IT Services - 0.3%
Otsuka Corp	1,041,100	20,598,657
Technology Hardware, Storage & Peripherals - 1.1%
Canon Inc	2,104,600	63,711,883
FUJIFILM Holdings Corp	604,730	12,079,639
		75,791,522
TOTAL INFORMATION TECHNOLOGY		207,070,974
Materials - 0.6%
Chemicals - 0.2%
Kuraray Co Ltd	1,439,700	15,493,799
Paper & Forest Products - 0.4%
Oji Holdings Corp	4,076,600	24,107,679
TOTAL MATERIALS		39,601,478
Real Estate - 1.7%
Diversified REITs - 0.5%
Daiwa House REIT Investment Corp	20,954	18,251,481
United Urban Investment Corp	13,983	16,146,046
		34,397,527
Office REITs - 1.0%
Japan Real Estate Investment Corp	32,479	26,191,388
Nippon Building Fund Inc	30,248	28,047,223
Orix JREIT Inc	25,198	16,868,136
		71,106,747
Residential REITs - 0.2%
Advance Residence Investment Corp	13,083	14,202,274
TOTAL REAL ESTATE		119,706,548
Utilities - 3.6%
Electric Utilities - 1.6%
Chubu Electric Power Co Inc	3,461,000	50,295,871
Kansai Electric Power Co Inc/The	3,760,400	59,968,126
		110,263,997
Gas Utilities - 1.9%
Osaka Gas Co Ltd	1,816,660	68,013,234
Tokyo Gas Co Ltd	1,457,200	64,461,044
		132,474,278
Independent Power and Renewable Electricity Producers - 0.1%
Electric Power Development Co Ltd	344,500	7,310,274
TOTAL UTILITIES		250,048,549
TOTAL JAPAN		2,154,583,963
NETHERLANDS - 5.1%
Communication Services - 1.3%
Diversified Telecommunication Services - 1.3%
Koninklijke KPN NV	17,755,669	86,958,652
Consumer Staples - 1.6%
Consumer Staples Distribution & Retail - 1.5%
Koninklijke Ahold Delhaize NV	2,582,470	100,894,872
Food Products - 0.1%
Magnum Ice Cream Co NV/The	426,202	7,574,947
TOTAL CONSUMER STAPLES		108,469,819
Financials - 0.4%
Financial Services - 0.4%
EXOR NV	421,200	34,499,517
Industrials - 1.2%
Professional Services - 1.2%
Wolters Kluwer NV	902,890	84,784,175
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
ASML Holding NV	26,773	38,389,966
TOTAL NETHERLANDS		353,102,129
NORWAY - 0.6%
Consumer Staples - 0.6%
Food Products - 0.6%
Orkla ASA	3,434,811	40,730,535
SINGAPORE - 3.4%
Financials - 2.3%
Banks - 1.6%
Oversea-Chinese Banking Corp Ltd	6,573,200	109,699,738
Capital Markets - 0.7%
Singapore Exchange Ltd	3,719,000	51,541,522
TOTAL FINANCIALS		161,241,260
Industrials - 0.8%
Aerospace & Defense - 0.8%
Singapore Technologies Engineering Ltd	6,986,400	53,821,806
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Venture Corp Ltd	507,800	6,526,633
Real Estate - 0.2%
Industrial REITs - 0.2%
CapitaLand Ascendas REIT	44,999	100,815
Mapletree Industrial Trust	9,766,743	16,199,849
TOTAL REAL ESTATE		16,300,664
TOTAL SINGAPORE		237,890,363
SPAIN - 0.5%
Utilities - 0.5%
Electric Utilities - 0.5%
Redeia Corp SA	1,852,139	32,008,580
SWEDEN - 0.2%
Consumer Staples - 0.2%
Household Products - 0.2%
Essity AB B Shares	547,039	16,163,981
SWITZERLAND - 8.3%
Communication Services - 1.4%
Diversified Telecommunication Services - 1.4%
Swisscom AG	115,896	94,974,602
Consumer Staples - 1.0%
Food Products - 1.0%
Chocoladefabriken Lindt & Spruengli AG	489	72,111,765
Financials - 1.5%
Banks - 0.2%
Banque Cantonale Vaudoise	129,670	17,545,413
Insurance - 1.3%
Zurich Insurance Group AG	122,625	87,238,120
TOTAL FINANCIALS		104,783,533
Health Care - 0.4%
Health Care Providers & Services - 0.4%
Galenica AG (c)(d)	228,268	28,524,272
Industrials - 1.3%
Professional Services - 1.3%
SGS SA	728,013	87,393,579
Materials - 0.4%
Chemicals - 0.4%
Givaudan SA	7,645	29,549,525
Real Estate - 2.1%
Real Estate Management & Development - 2.1%
Allreal Holding AG	66,646	19,483,857
Mobimo Holding AG	33,143	16,677,611
PSP Swiss Property AG	209,403	41,986,243
Swiss Prime Site AG	366,303	62,215,360
TOTAL REAL ESTATE		140,363,071
Utilities - 0.2%
Electric Utilities - 0.2%
BKW AG	89,190	16,833,091
TOTAL SWITZERLAND		574,533,438
UNITED KINGDOM - 13.6%
Consumer Discretionary - 0.5%
Diversified Consumer Services - 0.5%
Pearson PLC	2,954,827	38,864,706
Consumer Staples - 5.8%
Beverages - 0.7%
Diageo PLC	2,220,057	51,084,171
Household Products - 1.8%
Reckitt Benckiser Group PLC	1,462,939	121,950,422
Personal Care Products - 1.9%
Unilever PLC	1,894,331	128,870,255
Tobacco - 1.4%
British American Tobacco PLC	1,620,374	97,892,629
TOTAL CONSUMER STAPLES		399,797,477
Financials - 0.7%
Insurance - 0.7%
Admiral Group PLC	1,230,672	46,309,726
Health Care - 2.0%
Pharmaceuticals - 2.0%
Astrazeneca PLC	762,710	142,103,623
Industrials - 2.6%
Aerospace & Defense - 0.2%
BAE Systems PLC	470,249	12,765,823
Commercial Services & Supplies - 0.3%
Serco Group PLC	4,667,910	19,162,004
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	761,500	6,140,208
Professional Services - 1.4%
RELX PLC	2,771,942	98,270,942
Trading Companies & Distributors - 0.6%
Bunzl PLC	1,495,824	41,947,503
TOTAL INDUSTRIALS		178,286,480
Utilities - 2.0%
Multi-Utilities - 2.0%
National Grid PLC	7,833,313	133,084,501
Water Utilities - 0.0%
Severn Trent PLC	81,347	3,259,191
TOTAL UTILITIES		136,343,692
TOTAL UNITED KINGDOM		941,705,704
UNITED STATES - 11.8%
Consumer Staples - 1.3%
Food Products - 1.3%
Nestle SA	936,228	89,341,010
Health Care - 10.5%
Life Sciences Tools & Services - 0.7%
QIAGEN NV (Germany)	943,079	49,879,747
Pharmaceuticals - 9.8%
GSK PLC	5,243,677	135,610,190
Haleon PLC	21,281,496	111,300,172
Novartis AG	1,015,706	150,700,115
Roche Holding AG non-voting shares	390,345	177,505,457
Sanofi SA	1,083,340	102,184,673
		677,300,607
TOTAL HEALTH CARE		727,180,354
TOTAL UNITED STATES		816,521,364
TOTAL COMMON STOCKS (Cost $5,600,217,847)		6,864,133,333

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (f) (Cost $2,961,574)	3.82	2,965,000	2,962,041

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.70	37,984,494	37,992,091
Fidelity Securities Lending Cash Central Fund (g)(h)	3.70	26,318,085	26,320,716
TOTAL MONEY MARKET FUNDS (Cost $64,312,807)			64,312,807

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $5,667,492,228)	6,931,408,181
NET OTHER ASSETS (LIABILITIES) - 0.2%	12,609,052
NET ASSETS - 100.0%	6,944,017,233

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	528	3/2026	80,171,520	3,971,878

The notional amount of long futures as a percentage of Net Assets is 1.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $28,524,272 or 0.4% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,524,272 or 0.4% of net assets.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,472,530.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	57,476,428	263,313,843	282,798,508	661,139	328	-	37,992,091	37,984,494	0.1%
Fidelity Securities Lending Cash Central Fund	30,918,962	94,586,980	99,178,894	78,420	(6,332)	-	26,320,716	26,318,085	0.1%
Total	88,395,390	357,900,823	381,977,402	739,559	(6,004)	-	64,312,807

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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